UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21125

Name of Fund: BlackRock California Municipal Income Trust II (BCL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
California Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock California Municipal Income Trust II (BCL)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Par
Municipal Bonds	(000)	Value
California - 116.1%
Corporate - 2.7%	California Pollution Control Financing Authority, RB, Waste
Management Inc. Project, Series C, AMT, 6.75%, 12/01/27	$ 1,225	$ 1,273,755
Los Angeles Regional Airports Improvement Corp. California,
RB, Series C, AMT, 7.50%, 12/01/24	1,785	1,656,533
2,930,288
County/City/Special	Butte-Glenn Community College District, GO, Election of
District/School District - 52.7%	2002, Series C, 5.50%, 8/01/30	3,500	3,757,530
Cerritos Community College District, GO, Election of 2004,
Series C, 5.25%, 8/01/31	3,000	3,096,210
Chabot-Las Positas Community College District California, GO,
Election of 2004, Series B (AMBAC), 5.00%, 8/01/31	2,500	2,523,825
City & County of San Francisco California, COP, Multiple
Capital Improvement Projects, Series A, 5.00%, 4/01/29	2,000	2,007,260
Corona-Norca Unified School District California, Special
Tax Bonds, Community Facilities District No. 98-1
(AMBAC), 5.10%, 9/01/32	6,000	5,818,800
Long Beach Unified School District California, GO, Refunding,
Election of 2008, Series A, 5.75%, 8/01/33	1,000	1,071,930
Los Alamitos Unified School District California, GO, School
Facilities Improvement District No. 1, 5.50%, 8/01/33	5,125	5,353,421
Los Angeles Community College District California, GO,
Election of 2003, Series F-1, 5.00%, 8/01/33	1,500	1,499,895
Los Angeles Unified School District California, GO,
Series D, 5.30%, 1/01/34	2,100	2,123,499
Modesto Irrigation District, COP, Capital Improvements,
Series A, 5.75%, 10/01/29	3,000	3,287,880
Modesto Irrigation District, COP, Series B, 5.50%, 7/01/35	1,650	1,733,969
Oak Grove School District California, GO, Election of 2008,
Series A, 5.50%, 8/01/33	2,000	2,092,960
Pittsburg Redevelopment Agency, Tax Allocation Bonds,
Refunding, Subordinate, Los Medanos Community Project,
Series A, 6.50%, 9/01/28	2,000	2,170,520
San Diego Regional Building Authority California, RB, County
Operations Center & Annex, Series A, 5.38%, 2/01/36	1,600	1,628,272
San Jose Unified School District Santa Clara County California,
GO, Election of 2002, Series D, 5.00%, 8/01/32	2,750	2,761,330
Santa Ana Unified School District, GO, Election of 2008, Series
A, 5.50%, 8/01/30	5,830	6,167,090
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.
AGC	Assured Guaranty Corp.	FSA	Financial Security Assurance Inc.
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
AMT	Alternative Minimum Tax (subject to)	MBIA	Municipal Bond Investors Assurance
CAB	Capital Appreciation Bonds	(National Public Finance Guaranty Corp.)
COP	Certificates of Participation	RB	Revenue Bonds

BlackRock California Municipal Income Trust II (BCL)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Santa Ana Unified School District, GO, Election of 2008, Series
	A, 5.13%, 8/01/33	$ 2,000	$ 1,966,200
Santa Cruz County Redevelopment Agency California, Tax
	Allocation Bonds, Live Oak/Soquel Community Improvement,
	Series A, 6.63%, 9/01/29	1,000	1,064,510
Torrance Unified School District California, GO, Election of
	2008, Measure Z, 6.00%, 8/01/33	1,500	1,642,695
Val Verde Unified School District California, GO, Election of
	2008, Series A, 5.50%, 8/01/33	5,000	5,252,700
	Westminster Redevelopment Agency California,
	Tax Allocation Bonds, Subordinate, Commercial
	Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	1,400	1,566,516
			58,587,012
Education - 5.3%	University of California, RB, Limited Project, Series D (MBIA),
	5.00%, 5/15/32	2,500	2,504,575
	University of California, RB, Limited Project, Series D (MBIA),
	5.00%, 5/15/37	1,335	1,301,879
University of California, Refunding RB, General, Series A
	(AMBAC), 5.00%, 5/15/33	2,000	2,029,740
			5,836,194
Health - 16.7%	ABAG Finance Authority for Nonprofit Corps., Refunding RB,
	Sharp Healthcare, 6.38%, 8/01/34	1,000	1,043,860
	California Health Facilities Financing Authority, Refunding RB,
	Catholic Healthcare West, Series A, 6.00%, 7/01/34	1,400	1,458,954
California Health Facilities Financing Authority, Refunding
	RB, Providence Health & Services, Series C,
	6.50%, 10/01/38	1,000	1,108,260
California Infrastructure & Economic Development Bank,
	RB, Kaiser Hospital Assistance I-LLC, Series A,
	5.55%, 8/01/31	1,735	1,738,834
California Statewide Communities Development Authority,
	RB, Health Facility, Memorial Health Services, Series A,
	5.50%, 10/01/33	7,000	7,018,410
California Statewide Communities Development Authority,
	RB, Kaiser Permanente, Series A, 5.50%, 11/01/32	5,000	4,961,150
California Statewide Communities Development Authority,
	Refunding RB, Catholic Healthcare West, Series E,
	5.50%, 7/01/31	1,250	1,256,088
			18,585,556
State - 12.7%	California State Public Works Board, RB, Department of
	Education, Riverside Campus Project, Series B,
	6.50%, 4/01/34	3,000	3,259,860
	California State Public Works Board, RB, Various Capital
	Projects, Sub-Series I-1, 6.38%, 11/01/34 (a)	500	501,970
	State of California, GO, Various Purpose, 6.50%, 4/01/33	7,750	8,315,130

BlackRock California Municipal Income Trust II (BCL)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	State of California, GO, Various Purpose, 6.00%, 11/01/39	$ 2,000	$ 2,028,680
			14,105,640
Transportation - 12.5%	County of Orange California, RB, Series B, 5.75%, 7/01/34	3,000	3,223,680
	County of Sacramento California, RB, Senior Series B,
	5.75%, 7/01/39	500	520,055
Foothill Eastern Transportation Corridor Agency California,
	RB, CAB, Senior Lien, Series A, 5.77%, 1/01/26 (b)(c)	10,000	5,028,200
	Port of Oakland, RB, Series K, AMT (MBIA), 5.75%, 11/01/29	680	680,401
San Joaquin Hills Transportation Corridor Agency California,
	Refunding RB, CAB, Series A (MBIA), 5.50%, 1/15/34 (c)	30,000	4,431,900
			13,884,236
Utilities - 13.5%	California Infrastructure & Economic Development Bank,
	RB, California Independent System Operator, Series A,
	6.25%, 2/01/39	2,000	2,108,660
	City of Chula Vista California, Refunding RB, San Diego Gas &
	Electric, Series D, 5.88%, 1/01/34	1,000	1,077,310
City of Santa Rosa California, Refunding RB, CAB, Series B
	(AMBAC), 5.42%, 9/01/25 (c)	2,685	1,007,546
	Los Angeles Department of Water & Power, RB, Power
	System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	3,000	3,013,020
Los Angeles Department of Water & Power, RB, Series A,
	5.38%, 7/01/34	1,600	1,716,976
	Los Angeles Department of Water & Power, RB, System,
	Sub-Series A-2 (FSA), 5.00%, 7/01/35	1,500	1,520,085
	San Diego Public Facilities Financing Authority, Refunding RB,
	Senior Series A, 5.25%, 5/15/34	2,000	2,040,300
	San Diego Public Facilities Financing Authority, Refunding RB,
	Series A, 5.25%, 8/01/38	2,500	2,548,650
			15,032,547
	Total Municipal Bonds in California		128,961,473
Multi-State - 3.7%
Housing - 3.7%	Centerline Equity Issuer Trust, 5.75%, 5/15/15 (d)(e)	500	512,305
	Centerline Equity Issuer Trust, 6.00%, 5/15/15 (d)(e)	1,500	1,552,710
	Centerline Equity Issuer Trust, 6.00%, 5/15/19 (d)(e)	1,000	1,034,300
	Centerline Equity Issuer Trust, 6.30%, 5/15/19 (d)(e)	1,000	1,039,010
	Total Municipal Bonds in Multi-State		4,138,325
Puerto Rico - 1.9%
County/City/Special	Puerto Rico Sales Tax Financing Corp., RB,
District/School District - 1.9%	First Sub-Series A, 6.50%, 8/01/44	2,000	2,109,880
	Total Municipal Bonds in Puerto Rico		2,109,880
	Total Municipal Bonds - 121.7%		135,209,678

BlackRock California Municipal Income Trust II (BCL)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
	Tender Option Bond Trusts (f)	(000)	Value
County/City/Special	Los Angeles Community College District, California, GO,
District/School District - 16.7%	Election of 2001, Series A (FSA), 5.00%, 8/01/32	$ 3,000	$ 3,014,970
	Los Angeles Community College District California, GO,
	Election of 2008, Series A, 6.00%, 8/01/33	3,828	4,230,106
	San Diego Community College District California, GO, Election
	of 2002, 5.25%, 8/01/33	2,991	3,078,063
	Santa Clara County Financing Authority, Refunding RB,
	Lease, Series L, 5.25%, 5/15/36	8,006	8,275,788
			18,598,927
Education - 8.2%	California Educational Facilities Authority, RB, University of
	Southern California, Series A, 5.25%, 10/01/39	3,495	3,668,562
California State University, RB, Systemwide, Series A (FSA),
	5.00%, 11/01/39	2,400	2,319,696
	University of California, RB, Series O, 5.75%, 5/15/34	2,805	3,099,918
			9,088,176
Utilities - 13.0%	California State Department of Water Resources, Refunding
	RB, Central Valley Project, Series AE, 5.00%, 12/01/29	7,000	7,330,680
Eastern Municipal Water District California, COP, Series H,
	5.00%, 7/01/33	7,097	7,126,093
			14,456,773
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 37.9%		42,143,876
	Total Long-Term Investments
	(Cost - $175,873,368) - 159.6%		177,353,554
	Short-Term Securities	Shares
	CMA California Municipal Money Fund, 0.04% (g)(h)	2,042,963	2,042,963
	Total Short-Term Securities
	(Cost - $2,042,963) - 1.9%		2,042,963
	Total Investments (Cost - $177,916,331*) - 161.5%		179,396,517
	Other Assets Less Liabilities - 1.3%		1,467,298
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (20.9)%		(23,202,249)
	Preferred Shares, at Redemption Value - (41.9)%		(46,552,876)
	Net Assets Applicable to Common Shares - 100.0%		$ 111,108,690

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 154,712,470
Gross unrealized appreciation	$ 5,891,105
Gross unrealized depreciation	(4,393,706)
Net unrealized appreciation	$ 1,497,399

(a) When-issued security. Unsettled when-issued transactions were as follows:
Unrealized

Counterparty	Value	Appreciation
Wells Fargo	$ 501,970	$ 1,970
(b) Security is collateralized by Municipal or US Treasury Obligations.

(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

BlackRock California Municipal Income Trust II (BCL)
Schedule of Investments November 30, 2009 (Unaudited)

(d) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA California Municipal Money Fund	$ (3,999,918)	$ 176

(h) Represents the current yield as of report date.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated investing in those securities. For information about the Trust's policy regarding valuation of investments and with other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the
Trust's investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 2,042,963
Level 2 - Long-Term Investments[1]	177,353,554
Level 3	-
Total	$ 179,396,517

1See above Schedule of Investments for values in each state and political subdivision.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust II

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock California Municipal Income Trust II

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust II

Date: January 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust II

Date: January 22, 2010